Net income / (loss) per share attributable to the Company - Schedule of Basic and Diluted Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator
Net loss attributable to the Company - basic		$ (182,507)	$ 22,160	$ (20,251)
Net loss attributable to the Company - diluted		$ (182,507)	$ 22,160	$ (20,251)
Denominator
Weighted average shares – basic		58,070,416	60,884,122	61,434,238
Weighted average shares – diluted	[1]	58,070,416	61,896,518	61,434,238
Net loss per share attributable to the Company
Net (loss) / income per share - basic		$ (3.14)	$ 0.36	$ (0.33)
Net (loss) / income per share - diluted		$ (3.14)	$ 0.36	$ (0.33)

[1]	The denominator used in the calculation of diluted net income per share for the year ended December 31, 2024 has been adjusted to include an additional 1,012,396 shares representing the dilutive effect of restricted stock units.